UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  Investment Company Act file number: 811-03364

                             MAXIM SERIES FUND, INC.
               (Exact name of registrant as specified in charter)

             8515 E. Orchard Road, Greenwood Village, Colorado 80111
                    (Address of principal executive offices)

                                  W.T. McCallum
                      President and Chief Executive Officer
                   Great-West Life & Annuity Insurance Company
                              8515 E. Orchard Road
                        Greenwood Village, Colorado 80111
                     (Name and address of agent for service)

Registrant's telephone number, including area code: (303) 737-3000

Date of fiscal year end: December 31

Date of reporting period: December 31, 2003

ITEM 1. REPORTS TO STOCKHOLDERS



                             MAXIM SERIES FUND, INC.

                   Maxim T. Rowe Price MidCap Growth Portfolio

                                  Annual Report

                                December 31, 2003

This report and the financial statements attached are submitted for general information and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein is to be considered and offer of the sale of any Portfolio of Maxim Series Fund, Inc. Such offering is made only by the prospectus(es) of Maxim Series Fund, Inc., which include details as to offering price and other information.

Maxim T. Rowe Price MidCap Growth Portfolio

The Maxim Series Fund, Inc. - Maxim T. Rowe Price MidCap Growth Portfolio posted a very strong return for the year, outpacing the broad S&P MidCap 400 Index but modestly trailing the aggressive-growth-oriented Russell Midcap Growth Index. The U.S. economy has made significant progress clearing through the debris left by the collapse of the late 1990s bubble and building a new foundation from which to grow. We expect strong GDP growth in 2004, though at a slower pace than in the last half of 2003. Enormous productivity gains - the third quarter increase was the largest in 20 years - continued low inflation, a rebound in business capital spending, and recent job gains are all favorable for growth and for the financial markets. However, imbalances from the bubble years remain, and new concerns are cropping up: profligate fiscal and monetary policies, a weak U.S. dollar, and the prospect that these factors, along with stronger economic growth, will create upward pressure on interest rates. Overall, prospects for equities in 2004 are favorable. Mid-caps have outperformed large-caps for nearly five years, and no longer trade at a substantial valuation discount as in 1999.

       Maxim T. Rowe Price MidCap Growth Portfolio      S&P MidCap 400 Index

Jul-97                10000                               10000
Dec-97                11086                               11702.97
Dec-98                13550.42                            13937.2
Dec-99                16883.82                            15988.89
Dec-00                18123.09                            18788.54
Dec-01                17920.11                            18675.81
Dec-02                13981.27                            15965.95
Dec-03                19267.59                            21652.77


Maxim T Rowe Price MidCap Growth Portfolio Total Return -
One Year:  37.81%
Five Year:  7.30%
Since Inception:  10.62%

Portfolio Inception:  7/1/97

This graph, prepared in accordance with SEC regulations, compares a $10,000 investment in the Maxim T. Rowe Price MidCap Growth Portfolio, made at its inception, with the performance of the S&P MidCap 400 Index. Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

INDEPENDENT AUDITORS' REPORT

To the Shareholders and Board of Directors of Maxim Series Fund, Inc.

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of T. Rowe Price MidCap Growth Portfolio of the Maxim Series Fund, Inc. (the "Fund") as of December 31, 2003, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2003, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of T. Rowe Price MidCap Growth Portfolio of the Maxim Series Fund, Inc. as of December 31, 2003, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

/s/ Deloitte & Touche LLP
Deloitte & Touche LLP
February 13, 2004

MAXIM SERIES FUND, INC.

Financial Statements and Financial Highlights for the Years
Ended December 31, 2003 and 2002

Maxim T. Rowe Price MidCap Growth Portfolio

MAXIM SERIES FUND, INC.

MAXIM T. ROWE PRICE MIDCAP GROWTH PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 2003

------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------
ASSETS:
     Investments in securities, market value  (1)                                   $     337,424,343
     Dividends receivable                                                                      92,306
     Subscriptions receivable                                                                 680,620
     Receivable for investments sold                                                          506,128
                                                                                      ----------------
                                                                                      ----------------

     Total assets                                                                         338,703,397
                                                                                      ----------------
                                                                                      ----------------

LIABILITIES:

     Due to investment adviser                                                                310,235
     Redemptions payable                                                                      743,432
     Payable for investments purchased                                                      2,466,000
     Payable to custodian                                                                       6,843
                                                                                      ----------------
                                                                                      ----------------

     Total liabilities                                                                      3,526,510
                                                                                      ----------------
                                                                                      ----------------

NET ASSETS                                                                          $     335,176,887
                                                                                      ================
                                                                                      ================

NET ASSETS REPRESENTED BY:
     Capital stock, $.10 par value                                                  $       2,087,366
     Additional paid-in capital                                                           268,334,034
     Net unrealized appreciation on investments and translation of assets and
     liabilities denominated in foreign currencies                                         67,728,198
     Accumulated net realized loss on investments                                          (2,972,711)
                                                                                      ----------------
                                                                                      ----------------

NET ASSETS                                                                          $     335,176,887
                                                                                      ================
                                                                                      ================

NET ASSET VALUE PER OUTSTANDING SHARE                                               $           16.06
                                                                                      ================
                                                                                      ================
(Offering and Redemption Price)

SHARES OF CAPITAL STOCK:
     Authorized                                                                           230,000,000
     Outstanding                                                                           20,873,657

(1)  Cost of investments in securities:                                             $     269,696,145

See notes to financial statements.


MAXIM SERIES FUND, INC.

MAXIM T. ROWE PRICE MIDCAP GROWTH PORTFOLIO
STATEMENT OF OPERATIONS
YEAR ENDED DECEMBER 31, 2003
-----------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------


INVESTMENT INCOME:
    Interest                                                                        $        142,731
    Dividends                                                                                958,428
    Foreign withholding tax                                                                   (9,160)
                                                                                      ---------------
                                                                                      ---------------

    Total income                                                                           1,091,999
                                                                                      ---------------
                                                                                      ---------------

EXPENSES:

    Audit fees                                                                                14,668
    Bank and custodial fees                                                                   39,868
    Investment administration                                                                 76,628
    Management fees                                                                        2,616,499
    Other expenses                                                                            16,302
                                                                                      ---------------
                                                                                      ---------------

    Total expenses                                                                         2,763,965

    Less amount reimbursed by investment adviser                                              16,642
                                                                                      ---------------
                                                                                      ---------------

    Net expenses                                                                           2,747,323
                                                                                      ---------------
                                                                                      ---------------

NET INVESTMENT LOSS                                                                       (1,655,324)
                                                                                      ---------------
                                                                                      ---------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
    Net realized gain on investments                                                      17,071,938
    Change in net unrealized appreciation on investments                                  72,028,451
    Change in net unrealized appreciation on translation of assets and
    liabilities denominated in foreign currencies                                             29,490
                                                                                      ---------------
                                                                                      ---------------

    Net realized and unrealized gain on investments                                       89,129,879
                                                                                      ---------------
                                                                                      ---------------

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                                $     87,474,555
                                                                                      ===============
                                                                                      ===============

See notes to financial statements.

MAXIM SERIES FUND, INC.

MAXIM T. ROWE PRICE MIDCAP GROWTH PORTFOLIO
STATEMENT OF CHANGES IN NET ASSETS
YEARS ENDED DECEMBER 31, 2003 AND 2002

----------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------
                                                                          2003            2002
                                                                      -------------   --------------
                                                                      -------------   --------------
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
    Net investment loss                                             $   (1,655,324) $    (1,575,237)
    Net realized gain (loss) on investments                             17,071,938       (2,710,486)
    Change in net unrealized appreciation (depreciation) on investments 72,028,451      (55,042,530)
    Change in net unrealized appreciation on translation of assets and
    liabilities denominated in foreign currencies                           29,490
                                                                      -------------   --------------
                                                                      -------------   --------------

    Net increase (decrease) in net assets resulting from operations     87,474,555      (59,328,253)
                                                                      -------------   --------------
                                                                      -------------   --------------

DISTRIBUTIONS TO SHAREHOLDERS:
    From net realized gains                                             (9,349,468)               0
                                                                      -------------   --------------
                                                                      -------------   --------------

SHARE TRANSACTIONS:
    Net proceeds from sales of shares                                  193,928,678       92,741,567
    Reinvestment of distributions                                        9,349,468
    Redemptions of shares                                             (150,489,402)     (95,875,865)
                                                                      -------------   --------------
                                                                      -------------   --------------

    Net increase (decrease) in net assets resulting from share transacti52,788,744       (3,134,298)
                                                                      -------------   --------------
                                                                      -------------   --------------

    Total increase (decrease) in net assets                            130,913,831      (62,462,551)

NET ASSETS:
    Beginning of period                                                204,263,056      266,725,607
                                                                      -------------   --------------
                                                                      -------------   --------------

    End of period  (1)                                              $  335,176,887  $   204,263,056
                                                                      =============   ==============
                                                                      =============   ==============

OTHER INFORMATION:

SHARES:  (2)

    Sold                                                                13,832,082        6,953,609
    Issued in reinvestment of distributions                                600,094
    Redeemed                                                           (10,582,616)      (7,270,669)
                                                                      -------------   --------------
                                                                      -------------   --------------

    Net increase (decrease)                                              3,849,560         (317,060)
                                                                      =============   ==============
                                                                      =============   ==============

(1) Including undistributed net investment loss                     $               $

(2) Share information for 2002 has been adjusted for a 1:10 reverse stock split that occurred on November 7, 2002.

See notes to financial statements.

MAXIM SERIES FUND, INC.

MAXIM T. ROWE PRICE MIDCAP GROWTH PORTFOLIO
FINANCIAL HIGHLIGHTS

-----------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------
Selected data for a share of capital stock of the portfolio for the periods indicated are as follows:

                                                        Year Ended December 31,
                                        -------------------------------------------------------------
                                        -------------------------------------------------------------
                                           2003       2002 ~       2001 ~       2000 ~      1999 ~
                                        -----------  ----------   ----------  -----------  ----------
                                        -----------  ----------   ----------  -----------  ----------
Net Asset Value, Beginning of Period  $      12.00       15.38  $     15.62 $      15.83 $     13.47

Income from Investment Operations

Net investment income (loss)                                                        0.06       (0.04)
Net realized and unrealized gain (loss)       4.53       (3.38)       (0.19)        1.08        3.28
                                        -----------  ----------   ----------  -----------  ----------
                                        -----------  ----------   ----------  -----------  ----------

Total Income (Loss) From

    Investment Operations                     4.53       (3.38)       (0.19)        1.14        3.24
                                        -----------  ----------   ----------  -----------  ----------
                                        -----------  ----------   ----------  -----------  ----------

Less Distributions

From net realized gains                      (0.47)                   (0.05)       (1.35)      (0.88)
                                        -----------  ----------   ----------  -----------  ----------
                                        -----------  ----------   ----------  -----------  ----------

Total Distributions                          (0.47)       0.00        (0.05)       (1.35)      (0.88)
                                        -----------  ----------   ----------  -----------  ----------
                                        -----------  ----------   ----------  -----------  ----------

Net Asset Value, End of Period        $      16.06       12.00  $     15.38 $      15.62 $     15.83
                                        ===========  ==========   ==========  ===========  ==========
                                        ===========  ==========   ==========  ===========  ==========


Total Return                                37.81%     (21.98%)      (1.12%)       7.34%      24.60%

Net Assets, End of Period ($000)      $    335,177     204,263  $   266,726 $    255,131 $   203,089

Ratio of Expenses to Average Net Assets:
    - Before Reimbursement                   1.06%       1.07%        1.09%        1.08%       1.11%
    - After Reimbursement #                  1.05%       1.05%        1.05%        1.05%       1.05%

Ratio of Net Investment Loss to
    Average Net Assets:

    - Before Reimbursement                  (0.64%)     (0.71%)      (0.58%)      (0.34%)     (0.41%)
    - After Reimbursement #                 (0.63%)     (0.69%)      (0.55%)      (0.31%)     (0.35%)

Portfolio Turnover Rate                     49.18%      54.41%       56.73%       56.95%      66.80%


 ~ Adjusted for 1:10 reverse stock split that occurred on November 7, 2002.

 # Percentages are shown net of expenses reimbursed by Maxim Capital Management, LLC.

See notes to financial statements.

MAXIM SERIES FUND, INC.

NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 2003

--------------------------------------------------------------------------------

1. ORGANIZATION & SIGNIFICANT ACCOUNTING POLICIES

      Maxim Series Fund, Inc. (the Fund) is a Maryland corporation organized on December 7, 1981 and is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company. The Fund presently consists of thirty-four portfolios. Interests in the Maxim T. Rowe Price MidCap Growth Portfolio (the Portfolio) are included herein and are represented by a separate class of beneficial interest of the Fund. The investment objective of the Portfolio is to seek long-term capital appreciation. The Portfolio is diversified as defined in the 1940 Act. The Portfolio is available only as an investment option for certain variable annuity contracts and variable life policies issued by Great-West Life & Annuity Insurance Company (GWL&A), First Great-West Life & Annuity Insurance Company and New England Financial, and certain qualified retirement plans for which GWL&A, First Great-West Life & Annuity Insurance Company and New England Financial provide administrative services and for the Maxim Profile Portfolios.

      The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies of the Fund.

      Security Valuation

      Short-term securities with a maturity of 60 days or less are valued on the basis of amortized cost. Equity securities are valued at the last sale price as of the close of business of the exchange or valuation time. Effective April 14, 2003, the Portfolio began utilizing the "NASDAQ Official Closing Price" for securities principally traded on the NASDAQ National Market System. Fixed income and other securities are valued by independent pricing services approved by the Board of Directors. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by or under the direction of the Board of Directors.

      Foreign Currency Translations

      The accounting records of the Portfolio are maintained in U.S. dollars. Investment securities, and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the current exchange rate. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the exchange rate on the dates of the transactions.

      The Portfolio isolates that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held.

      Net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest, and foreign withholding taxes recorded by the Portfolio and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities including investments in securities at fiscal period end, resulting from changes in the exchange rate.

      Dividends

      Dividends from net investment income of the Portfolio are declared and paid semi-annually. Income dividends are reinvested in additional shares at net asset value. Dividends from capital gains of the Portfolio, if any, are declared and reinvested at least annually in additional shares at net asset value.

      Security Transactions

      Security transactions are accounted for on the date the security is purchased or sold (trade date). The cost of investments sold is determined on the basis of the first-in, first-out method (FIFO).

      Dividend income for the Portfolio is accrued as of the ex-dividend date and interest income, including amortization of discounts and premiums, is recorded daily.

      Federal Income Taxes

      For federal income tax purposes, the Portfolio currently qualifies, and intends to remain qualified, as a regulated investment company under the provisions of the Internal Revenue Code by distributing substantially all of its taxable net income (both ordinary and capital gain) to its shareholders and complying with other requirements for regulated investment companies. Accordingly, no provision for federal income taxes has been made.

      Classification of Distributions to Shareholders

      The character of distributions made during the year from net investment income or net realized gains are determined in accordance with income tax regulations that may differ from accounting principles generally accepted in the United States of America.

2. INVESTMENT ADVISORY AGREEMENT & OTHER TRANSACTIONS WITH AFFILIATES

      The Fund has entered into an investment advisory agreement with GW Capital Management, LLC, doing business as Maxim Capital Management, LLC, a wholly-owned subsidiary of GWL&A. As compensation for its services to the Fund, the investment adviser receives monthly compensation at the annual rate of 1.00% of the average daily net assets of the Portfolio. However, the investment adviser shall pay any expenses which exceed an annual rate, including management fees, of 1.05% of the average daily net assets of the Portfolio. Expenses incurred by the Fund, which are not fund specific, are allocated based on relative net assets or other appropriate allocation methods.

      Greenwood Investments, LLC, a wholly-owned subsidiary of GWL&A, is the principal underwriter to distribute and market the Portfolio. Financial Administrative Services Corporation, a wholly-owned subsidiary of GWL&A, performs transfer agent servicing functions for the Portfolio.

      As of December 31, 2003, there were 39 funds for which the Directors served as Directors or Trustees, thirty-four of which were Portfolios of the Fund. The total compensation paid to the independent directors with respect to all funds for which they serve as Directors or Trustees was $78,750 for the year ended December 31, 2003. Certain officers of the Fund are also directors and/or officers of GWL&A or its subsidiaries. No officer or interested director of the Fund receives any compensation directly from the Fund.

3. PURCHASES & SALES OF INVESTMENT SECURITIES

      For the year ended December 31, 2003, the aggregate cost of purchases and proceeds from sales of investment securities (excluding all U.S. Government securities and short-term securities) were $154,785,006 and $122,592,797, respectively. For the same period, there were no purchases or sales of long-term U.S. Government securities.

4. UNREALIZED APPRECIATION (DEPRECIATION)

      At December 31, 2003, the U.S. Federal income tax cost basis was $276,830,348. The Portfolio had gross appreciation of securities in which there was an excess of value over tax cost of $69,065,035 and gross depreciation of securities in which there was an excess of tax cost over value of $8,471,040, resulting in net appreciation of $60,593,995.

5. DISTRIBUTIONS TO SHAREHOLDERS

      The tax character of distributions paid during the years ended December 31, 2003 and 2002 were as follows:

                                                                    2003            2002
                                                                 ------------    ------------
     Distributions paid from:

        Ordinary income                                          $ 1,522,001      $        0
        Long-term capital gain                                     7,827,467         803,678
                                                                 ------------    ------------
                                                                 ------------    ------------
                                                                $  9,349,468     $   803,678
                                                                 ============    ============


       As of December 31, 2003, the components of distributable earnings on a tax basis were as follows:

     Undistributed ordinary income                                               $ 1,181,680

     Undistributed capital gains                                                   2,979,812

                                                                                 ------------
                                                                                 ------------
     Net accumulated earnings                                                      4,161,492
                                                                                 ------------
                                                                                 ------------

     Net unrealized appreciation on investments                                   60,593,995

     Capital loss carryforwards                                                            0

     Post-October losses                                                                   0
                                                                                 ------------
                                                                                 ------------
     Total accumulated gain on investments                                      $ 64,755,487

                                                                                 ============


      Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. The differences between book basis and tax basis are primarily due to tax deferral of losses on wash sales and net operating losses. For the year ended December 31, 2003 the Portfolio reclassified $1,655,324 from accumulated net realized loss on investments to undistributed net investment income. This adjustment has no impact on net assets or the results of operations. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or realized gain was recorded by the Portfolio.

6. REVERSE STOCK SPLIT

      During 2002, the Fund's Board of Directors approved a 1 for 10 reverse stock split effective November 7, 2002, which caused the net asset value per share to increase by a factor of 10 as a result of a corresponding decrease in shares outstanding. Accordingly, all prior year share information in the Financial Highlights has been restated to reflect the reverse stock split. The reverse stock split had no impact on total return, net assets, ratios, or portfolio turnover rates presented in the Financial Highlights.

7. TAX INFORMATION (unaudited)

      Dividends paid by the Portfolio from net investment income and distributions of net realized short-term capital gains are, for federal income tax purposes, taxable as ordinary income to shareholders. Of the ordinary income distributions declared for the year ended December 31, 2003, 28% qualifies for the dividend received deduction available to the Portfolio's corporate shareholders.

The Maxim Series Fund

Maxim T. Rowe Price Mid-Cap Growth Portfolio

COMMON STOCK

AEROSPACE & DEFENSE --- 2.71%
     62,000 Alliant Techsystems Inc*                                   3,581,120
     27,000 L-3 Communications Holdings Inc*                           1,386,720
    140,000 Rockwell Collins Inc                                       4,204,200
                                                                      $9,172,040

AIR FREIGHT --- 0.47%
     42,000 Expeditors International of Washington Inc

1,581,720

                                                                      $1,581,720

AIRLINES --- 0.40%

     51,000 JetBlue Airways Corp*                                      1,352,520
                                                                      $1,352,520

BANKS --- 0.18%

     17,000 Silicon Valley Bancshares*                                   613,190
                                                                        $613,190

BIOTECHNOLOGY --- 4.11%

     40,400 Biogen Idec Inc*                                           1,485,912
     44,200 Cephalon Inc*                                              2,139,722
     54,000 Gilead Sciences Inc*                                       3,139,560
     66,000 Human Genome Sciences Inc*                                   874,500
     12,000 Invitrogen Corp*                                             840,000
    115,000 MedImmune Inc*                                             2,921,000
     49,000 Millennium Pharmaceuticals Inc*                              914,830
     48,000 Protein Design Labs Inc*                                     859,200
     69,000 Vertex Pharmaceuticals Inc*                                  705,870
                                                                     $13,880,594

BROADCAST/MEDIA --- 3.49%

     85,000 Cablevision Systems Corp-Rainbow Media Group*              1,988,150
    108,000 Citadel Broadcasting Co*                                   2,415,960
     87,000 Cox Radio Inc*                                             2,195,010
      8,000 EW Scripps Co Class A                                        753,120
     20,000 Entercom Communications Corp*                              1,059,200
      8,000 Research In Motion Ltd*                                      534,640
     99,000 Rogers Communications Inc Class B                          1,633,500
          0 Rogers Communications Inc Class B                                  0
     46,000 XM Satellite Radio Holdings Inc*                           1,212,560
                                                                     $11,792,140

BUILDING MATERIALS --- 1.01%
     34,000 American Standard Cos Inc*                                 3,423,800
                                                                      $3,423,800

CHEMICALS --- 1.68%

     42,000 Amylin Pharmaceuticals Inc*                                  933,240
     28,000 Imclone Systems Inc*                                       1,110,480
     42,000 Potash Corp of Saskatchewan Inc                            3,632,160
                                                                      $5,675,880

COMMUNICATIONS - EQUIPMENT --- 1.62%
     52,600 3Com Corp*                                                   429,742
     24,000 Advanced Fibre Communications*                               483,600
     87,000 Harris Corp                                                3,301,650
     24,000 QLogic Corp*                                               1,238,400
                                                                      $5,453,392

COMPUTER HARDWARE & SYSTEMS --- 1.55%
     45,000 Diebold Inc                                                2,424,150
     22,000 Lexmark International Group Inc Class A*                  1,730,080
     57,000 Seagate Technology Holdings                                1,077,300
                                                                      $5,231,530

COMPUTER SOFTWARE & SERVICES --- 7.50%
     58,000 Adobe Systems Inc                                          2,279,400
    140,000 Cadence Design Systems Inc*                                2,517,200
     69,000 Fiserv Inc*                                                2,726,190
     31,000 InterActiveCorp*                                           1,051,830
     49,000 Intuit Inc*                                                2,592,590
     95,000 Macromedia Inc*                                            1,694,800
     40,000 Mercury Interactive Corp*                                  1,945,600
    213,000 Network Associates Inc*                                    3,203,520
     47,000 Red Hat Inc*                                                 882,190
     82,000 Siebel Systems Inc*                                        1,137,340
     59,000 SunGard Data Systems Inc*                                  1,634,890
    204,000 VeriSign Inc*                                              3,325,200
     36,000 WebMD Corp*                                                  323,640
                                                                     $25,314,390

DISTRIBUTORS --- 0.48%

     41,000 Estee Lauder Cos                                           1,609,660
                                                                      $1,609,660

ELECTRONIC INSTRUMENT & EQUIP --- 3.50%
     42,000 CDW Corp                                                   2,425,920
     34,000 Garmin Ltd                                                 1,852,320
     56,000 Jabil Circuit Inc*                                         1,584,800
     24,000 Molex Inc                                                    704,640
     74,000 Roper Industries Inc                                       3,645,240
     48,000 Waters Corp*                                               1,591,680
                                                                     $11,804,600

ELECTRONICS - SEMICONDUCTOR --- 4.19%
     85,000 AMIS Holdings Inc*                                         1,553,800
     92,000 ASML Holding NV*                                           1,844,600
     25,500 Integrated Circuit Systems Inc*                              726,495
    115,000 Intersil Holding Corp                                      2,857,750
    101,000 Microchip Technology Inc                                   3,369,360
     47,000 Novellus Systems Inc*                                      1,976,350
     79,000 Semtech Corp*                                              1,795,670
                                                                     $14,124,025

FINANCIAL SERVICES --- 4.43%
     59,000 CapitalSource Inc*                                         1,279,120
     65,000 Eaton Vance Corp                                           2,381,600
     10,000 Franklin Resources Inc                                       520,600
     35,000 Investors Financial Services Corp                          1,344,350
     25,000 Legg Mason Inc                                             1,929,500
     68,000 Principal Financial Group                                  2,248,760
     38,000 Radian Group Inc                                           1,852,500
    145,000 Waddell & Reed Financial Class A                           3,401,700
                                                                     $14,958,130

FOOD & BEVERAGES --- 0.84%
    101,000 Cott Corp*                                                 2,829,010
                                                                      $2,829,010

GOLD, METALS & MINING --- 2.52%
     41,000 International Steel Group Inc*                             1,596,950
     64,000 Newmont Mining Corp                                        3,111,040
     68,000 Nucor Corp                                                 3,808,000
                                                                      $8,515,990

HEALTH CARE RELATED --- 8.17%
     60,000 Alkermes Inc*                                                810,000
     53,000 AmericsourceBergen Corp                                    2,975,950
     46,000 Anthem Inc*                                                3,450,000
     48,300 DaVita Inc*                                                1,883,700
    138,000 Health Management Associates Inc Class A                   3,312,000
    118,000 Manor Care Inc                                             4,079,260
    168,000 Omnicare Inc                                               6,785,520
     43,000 Universal Health Services Inc Class B                      2,309,960
     17,000 WellChoice Inc*                                              586,500
     14,000 Wellpoint Health Networks Inc*                             1,357,860
                                                                     $27,550,750

HOTELS/MOTELS --- 0.80%

    100,000 Fairmont Hotels & Resorts Inc                              2,714,000
                                                                      $2,714,000

INSURANCE RELATED --- 1.94%
     52,000 Axis Capital Holdings Ltd                                  1,522,560
     39,000 Nationwide Financial Services Inc                          1,289,340
     51,000 Protective Life Corp                                       1,725,840
     59,000 Willis Group Holdings Ltd                                  2,010,130
                                                                      $6,547,870

INVESTMENT BANK/BROKERAGE FIRM --- 0.36%
    102,000 Charles Schwab Corp                                        1,207,680
                                                                      $1,207,680

LEISURE & ENTERTAINMENT --- 1.01%
    107,000 Brunswick Corp                                             3,405,810
                                                                      $3,405,810

MACHINERY --- 0.79%

     52,000 Oshkosh Truck Corp                                         2,653,560
                                                                      $2,653,560

MANUFACTURING --- 1.79%

     31,000 Danaher Corp                                               2,844,250
     43,000 ITT Industries Inc                                         3,191,030
                                                                      $6,035,280

MEDICAL PRODUCTS --- 1.33%
     41,000 Edwards Lifesciences Corp*                                 1,233,280
     88,000 Laboratory Corp of America Holdings*                       3,251,600
                                                                      $4,484,880

OIL & GAS --- 7.79%
    108,000 BJ Services Co*                                            3,877,200
     51,400 Cooper Cameron Corp*                                       2,395,240
     13,000 Devon Energy Corp                                            744,380
    114,000 Diamond Offshore Drilling Inc                              2,338,140
     76,000 EOG Resources                                              3,508,920
     97,000 FMC Technologies Inc*                                      2,260,100
     53,000 Murphy Oil Corp                                            3,461,430
     80,000 Smith International Inc*                                   3,321,600
     37,500 Western Gas Resources Inc                                  1,771,875
     92,000 XTO Energy Inc                                             2,603,600
                                                                     $26,282,485

PHARMACEUTICALS --- 3.33%

     49,000 Abgenix Inc*                                                 610,540
     74,000 Andrx Group*                                               1,778,960
     28,000 Barr Laboratories Inc*                                     2,154,600
    126,000 IVAX Corp*                                                 3,008,880
     26,000 Neurocrine Biosciences Inc*                                1,418,040
     40,000 Teva Pharmaceutical Industries Ltd sponsored ADR           2,268,400
                                                                     $11,239,420

PRINTING & PUBLISHING --- 0.65%
     64,000 Scholastic Corp*                                           2,178,560
                                                                      $2,178,560

RESTAURANTS --- 1.29%

     54,000 Cheesecake Factory Inc*                                    2,377,620
     60,000 Starbucks Corp*                                            1,983,600
                                                                      $4,361,220

RETAIL --- 7.41%

     22,000 99 Cents Only Stores*                                        599,060
     55,000 Best Buy Co Inc                                            2,873,200
     90,000 Dollar Tree Stores Inc*                                    2,705,400
     70,000 Family Dollar Stores Inc                                   2,511,600
     14,000 Fastenal Co                                                  699,160
     69,000 O'Reilly Automotive Inc*                                   2,646,840
     99,500 Petsmart Inc                                               2,368,100
    118,000 Ross Stores Inc                                            3,118,740
     26,000 Shoppers Drug Mart Corp*                                     602,753
     26,000 Shoppers Drug Mart Corp*                                     602,753
     56,000 Whole Foods Market Inc*                                    3,759,280
     72,000 Williams-Sonoma Inc*                                       2,503,440
                                                                     $24,990,326

SPECIALIZED SERVICES --- 13.68%
     39,000 Affiliated Computer Services Inc Class A*                 2,123,940
     21,000 Apollo Group Inc*                                          1,428,000
    206,000 BearingPoint Inc*                                          2,078,540
    112,000 Catalina Marketing Corp*                                   2,257,920
    141,000 Ceridian Corp*                                             2,952,540
    100,000 Certegy Inc                                                3,280,000
    118,000 ChoicePoint Inc*                                           4,494,620
     95,000 DST Systems Inc*                                           3,967,200
     64,000 Education Management Corp*                                 1,986,560
     91,200 Hewitt Associates Inc*                                     2,726,880
     75,000 Iron Mountain Inc*                                         2,965,500
     72,000 Lamar Advertising Co*                                      2,687,040
     85,000 Manpower Inc                                               4,001,800
     82,000 Monster Worldwide Inc*                                     1,800,720
    131,000 Robert Half International Inc*                             3,057,540
      2,502 Sotheby's Holdings Inc Class A*                               34,177
    122,000 Viad Corp                                                  3,050,000
     33,000 Weight Watchers International Inc*                         1,266,210
                                                                     $46,159,187

TELEPHONE & TELECOMMUNICATIONS --- 3.13%
    156,000 Crown Castle International Corp*                           1,720,680
     18,000 NTL Inc*                                                   1,255,500
    129,000 Nextel Communications Inc*                                 3,619,740
     98,000 Nextel Partners Inc*                                       1,318,100
     54,000 Triton PCS Holdings Inc Class A*                             301,320
    127,000 Western Wireless Corp*                                     2,331,720
                                                                     $10,547,060

TOTAL COMMON STOCK --- 94.15%                                       $317,690,699
(Cost $249,962,501)

SHORT-TERM INVESTMENTS

19,734,000 Federal Home Loan Bank                                    19,733,644
               .659%, January 2, 2004

TOTAL SHORT-TERM INVESTMENTS --- 5.85%                               $19,733,644
(Cost $19,733,644)

TOTAL MAXIM T. ROWE PRICE MID-CAP GROWTH PORTFOLIO --- 100%         $337,424,343
(Cost $269,696,145)

Legend

* Non-income Producing Security
ADR - American Depository Receipt
See Notes to Financial Statements.

FUND DIRECTORS AND OFFICERS
(UNAUDITED)

The Fund is organized under Maryland law, and is governed by the Board of Directors. The Board is responsible for overall management of the Fund's business affairs. The Directors meet at least four times during the year to, among other things, oversee the Fund's activities, review contractual arrangements with companies that provide services to the Fund, and review performance. The following table provides information about each of the Directors and officers of the Fund.

---------------------------------------------------------------------------------------------------
                             INDEPENDENT* DIRECTORS
---------------------------------------------------------------------------------------------------
--------------- ------------ ------------- ----------------------------- --------- ----------------
Name, address   Position(s)    Term of       Principal Occupation(s)     Number         Other
   and age       Held with      Office         during Past 5 Years       of         Directorships
                   Fund       (Length of                                 Portfolios    Held by
                             Time Served)                                in Fund       Director
                                                                         Complex
                                                                         Overseen
                                                                              by
                                                                         Director
--------------- ------------ ------------- ----------------------------- ---------- ---------------
--------------- ------------ ------------- ----------------------------- ---------- ---------------
Rex Jennings     Director    March 22,     President Emeritus, Denver       39      Trustee,
(78)                         1988 to       Metro Chamber of Commerce                Orchard
                             present                                                Series Fund,
                                                                                    Committee
                                                                                    Member,
                                                                                    Great-West
                                                                                    Variable
                                                                                    Annuity
                                                                                    Account A
--------------- ------------ ------------- ----------------------------- ---------- ---------------
--------------- ------------ ------------- ----------------------------- ---------- ---------------
Richard P.       Director    April 30,     Retired Educator                 39      Trustee,
Koeppe (71)                  1987 to                                                Orchard
                             present                                                Series Fund,
                                                                                    Committee
                                                                                    Member,
                                                                                    Great-West
                                                                                    Variable
                                                                                    Annuity
                                                                                    Account A
--------------- ------------ ------------- ----------------------------- ---------- ---------------
--------------- ------------ ------------- ----------------------------- ---------- ---------------
Sanford          Director    March 19,     Attorney, Firm of Zisman,        39      Trustee,
Zisman (63)                  1982 to       Ingraham and Daniel, P.C.                Orchard
                             present                                                Series Fund,
                                                                                    Committee
                                                                                    Member,
                                                                                    Great-West
                                                                                    Variable
                                                                                    Annuity
                                                                                    Account A;
                                                                                    Jones
                                                                                    Intercable,
                                                                                    Inc.
--------------- ------------ ------------- ----------------------------- ---------- ---------------

---------------------------------------------------------------------------------------------------
                       INTERESTED* DIRECTORS AND OFFICERS
---------------------------------------------------------------------------------------------------
--------------- ------------ -------------- ----------------------------
Name, address   Position(s)     Term of       Principal Occupation(s)    Number         Other
   and age       Held with      Office          during Past 5 Years      of         Directorships
                   Fund       (Length of                                 Portfolios    Held by
                             Time Served)                                in Fund       Director
                                                                         Complex
                                                                         Overseen
                                                                              by
                                                                         Director

--------------- ------------ -------------- ---------------------------- ---------- ---------------
--------------- ------------ -------------- ---------------------------- ---------- ---------------
*William T.      Director    June 1, 2000   President and Chief             39      Trustee,
McCallum (61)       and      to present     Executive Officer of                    Orchard
                 President                  Great-West Life & Annuity               Series Fund,
                                            Insurance Company;                      Committee
                                            President and Chief                     Member,
                                            Executive Officer, United               Great-West
                                            States Operations, The                  Variable
                                            Great-West Life Assurance               Annuity
                                            Company (1990 to present);              Account A;
                                            Co-President and Chief                  Director,
                                            Executive Officer of                    Great-West
                                            Great-West Lifeco Inc.;                 Lifeco Inc.,
                                            President and Chief                     Great-West
                                            Executive Officer of GWL&A              Life &
                                            Financial Inc.; President               Annuity
                                            and Chief Executive                     Insurance
                                            Officer of First                        Company,
                                            Great-West Life & Annuity               First
                                            Insurance Company                       Great-West
                                                                                    Life &
                                                                                    Annuity
                                                                                    Insurance
                                                                                    Company, and
                                                                                    GWL&A
                                                                                    Financial Inc.
--------------- ------------ -------------- ---------------------------- ---------- ---------------
--------------- ------------ -------------- ---------------------------- ---------- ---------------
*Mitchell        Director    June 1, 2000   Executive Vice President        39      Trustee,
T.G. Graye                   to present     and Chief Financial                     Orchard
(48)                                        Officer of Great-West Life              Series Fund,
                                            & Annuity Insurance                     Committee
                                            Company; Executive Vice                 Member,
                                            President and Chief                     Great-West
                                            Financial Officer, United               Variable
                                            States Operations, The                  Annuity
                                            Great-West Life Assurance               Account A,
                                            Company; Executive Vice                 Manager, GW
                                            President and Chief                     Capital
                                            Operating Officer, One                  Management,
                                            Benefits, Inc.; Executive               LLC and
                                            Vice President and Chief                Orchard
                                            Financial Officer of GWL&A              Capital
                                            Financial Inc.; President,              Management,
                                            GW Capital Management, LLC              LLC,
                                            and Orchard Capital                     Director,
                                            Management, LLC; Executive              Orchard Trust
                                            Vice President, Orchard                 Company and
                                            Trust Company                           Financial
                                                                                    Administrative
                                                                                    Services
                                                                                    Corporation
--------------- ------------ -------------- ---------------------------- ---------- ---------------
--------------- ------------ -------------- ---------------------------- ---------- ---------------
*Graham          Treasurer   November 29,   Senior Vice President,          39        Director,
McDonald (57)                2001 to        Corporate Finance and                     Greenwood
                             present        Investment Operations;                   Investments,
                                            Treasurer, GW Capital                        LLC
                                            Management, LLC, Orchard
                                            Capital Management, LLC,
                                            Orchard Series Fund and
                                            Great-West Variable
                                            Annuity Account A;
                                            President, Greenwood
                                            Investments, LLC

--------------- ------------ -------------- ---------------------------- ---------- ---------------
--------------- ------------ -------------- ---------------------------- ---------- ---------------
*Beverly A.      Secretary   April 10,      Vice President and              39           None
Byrne (48)                   1997 to        Counsel, U.S. Operations,
                             present        The Great-West Life
                                            Assurance Company and
                                            Orchard Trust Company;
                                            Vice President, Counsel
                                            and Associate Secretary,
                                            Great-West Life & Annuity
                                            Insurance Company, GWL&A
                                            Financial Inc., First
                                            Great-West Life & Annuity
                                            Insurance Company; Canada
                                            Life Insurance Company of
                                            America, Vice President,
                                            Counsel and Secretary,
                                            Financial Administrative
                                            Services Corporation and
                                            EMJAY Corporation;
                                            Secretary, GW Capital
                                            Management, LLC, One
                                            Orchard Equities, Inc.
                                            Greenwood Investments,
                                            LLC, GWFS Equities, Inc.,
                                            Canada Life of America
                                            Financial Services, Inc.,
                                            Great-West Retirement
                                            Services, Inc., Advised
                                            Assets Group, LLC,
                                            Great-West Variable
                                            Annuity Account A, and
                                            Orchard Series Fund
--------------- ------------ -------------- ---------------------------- ---------- ---------------
*   Refers to a Director or officer who is an "interested person" of the Fund
    (as defined in the Investment Company Act of 1940, as amended) by virtue of their affiliation with either the Fund or MCM. A Director who is not an
    "interested person" of the Fund is referred to as an "Independent Director."

Additional information about the Fund and its Directors is available in the Fund's Statement of Additional Information, which can be obtained free of charge upon request to: Mr. Aaron Knode, 8515 East Orchard Road, Greenwood
Village, Colorado 80111; (800) 537-2033, ext. 75332.

Maxim Series Fund, Inc. Special Meeting of Shareholders
(UNAUDITED)

A Special Meeting of Shareholders was held on November 21, 2003 at 8525 East Orchard Road, Greenwood Village, Colorado for the following purposes:

To approve a Plan of Liquidation and Dissolution pursuant to which the assets of the Maxim Bond, Maxim Founders Growth & Income, Maxim Index European, Maxim Index Pacific, Maxim INVESCO Balanced and Maxim Index 400 Portfolios will be liquidated, known liabilities satisfied and remaining proceeds distributed to shareholders.

The votes cast in these matters for the Maxim Bond Portfolio were:

          For:     3,053,643.035
          Against:   164,968.872
          Abstain*:  281,333.733

The votes cast in these matters for the Maxim Founders Growth & Income Portfolio were:

          For:     2,720,734.263
          Against:   176,429.544
          Abstain*:  205,606.093

The votes cast in these matters for the Maxim Index 400 Portfolio were:

          For:     1,260,058.150
          Against:       691.401
          Abstain*:  113,111.388

The votes cast in these matters for the Maxim Index European Portfolio were:

          For:     3,119,484.261
          Against:   120,142.966
          Abstain*:   78,258.307

The votes cast in these matters for the Maxim Index Pacific Portfolio were:

          For:     4,083,924.838
          Against:    71,219.851
          Abstain*:  178,495.262

The votes cast in these matters for the Maxim INVESCO Balanced Portfolio were:

          For:     8,019,630.619
          Against: 1,257,297.651
          Abstain*:  321,478.820

*All Abstain votes are treated as `present' for purposes of achieving a quorum and in determining the votes cast on the proposals, but not as having voted FOR the proposals (and therefore have the effect of a vote against).

ITEM 2. CODE OF ETHICS

(a) As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

(b) For purposes of this item, "code of ethics" means written standards that are reasonably designed to deter wrongdoing and to promote:

    (1) Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;

    (2) Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

    (3) Compliance with applicable governmental laws, rules, and regulations;

    (4) The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

    (5) Accountability for adherence to the code.

(c) During the period covered by the report, there have not been any amendments to the provisions of the code of ethics.

(d) During the period covered by the report, the registrant has not granted any express or implicit waivers from the provisions of the code of ethics.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT

Mr. Sanford Zisman is the audit committee financial expert and is "independent," pursuant to general instructions on Form N-CSR Item 3.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES

(a) Audit Fees. The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years were: $241,600.00 for fiscal year 2002 and $247,600.00 for fiscal year 2003.

(b) Audit-Related Fees. The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item were: $26,640.00 for fiscal year 2002 and $44,400.00 for fiscal year 2003. The nature of the services comprising the fees disclosed under this category involved performance of 17f-2 (self-custody) audits.

(c) Tax Fees. The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning were: $112,735.00 for fiscal year 2002 and $97,555.00 for fiscal year 2003. The nature of the services comprising the fees disclosed under this category involved tax return preparation, spillover dividend assistance, reconciliation of book capital accounts, and dividend assistance.

(d) All Other Fees. There were no fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item.

(e) (1) Audit Committee's Pre-Approval Policies and Procedures.

        Pre-Approval of Audit Services. The Audit Committee must approve prior to retention all audit, review or attest engagements required under the securities laws that are provided to the Fund by its independent auditors. The Audit Committee will not grant such approval to any auditors that are proposed to perform an audit for the Fund if a chief executive officer, controller, chief financial officer, chief accounting officer or any person serving in an equivalent position for the Fund that is responsible for the financial reporting or operations of the Fund was employed by those auditors and participated in any capacity in an audit of the Fund during the year period (or such other period proscribed under SEC rules) preceding the date of initiation of such audit.

        Pre-Approval of Non-Audit Services. The Audit Committee must pre-approve any non-audit services, including tax services, to be provided to the Fund by its independent auditors (except those within applicable de minimis statutory or regulatory exceptions)(1) provided that the Fund's auditors will not provide the following non-audit services to the Fund:
        (a) bookkeeping or other services related to the accounting records or financial statements of the Fund; (b) financial information systems design and implementation; (c) appraisal or valuation services, fairness opinions, or contribution-in-kind reports; (d) actuarial services; (e) internal audit outsourcing services; (f) management functions or human resources; (g) broker-dealer, investment adviser, or investment banking services; (h) legal services; (i) expert services unrelated to the audit; and (j) any other service that the Public Company Accounting Oversight Board determines, by regulation, is impermissible.(2)

        Pre-approval with respect to Non-Fund Entities. The Audit Committee must pre-approve any

--------

(1) No pre-approval is required as to non-audit services provided to the Fund if: (a) the aggregate amount of all non-audit services provided to the Fund constitute not more than 5% of the total amount of revenues paid by the Fund to the independent auditors during the fiscal year in which the services are provided; (b) these services were not recognized by the Fund at the time of the engagement to be non-audit services; and (c) the services are promptly brought to the attention of the Audit Committee and approved by the Audit Committee prior to the completion of the audit.

(2) With respect to the prohibitions on (a) bookkeeping; (b) financial information systems design and implementation; (c) appraisal, valuation, fairness opinions, or contribution-in-kind reports; (d) actuarial; and (e) internal audit outsourcing, such services are permitted to be provided if it is reasonable to conclude that the results of these services will not be subject to audit procedures during an audit of the audit client's financial statements.




        non-audit   services  that  relate  directly  to  the  operations  and financial reporting of the Fund (except those within applicable de minimis statutory or regulatory exceptions)(3) to be provided by the Fund's auditors to (a) the Fund's investment adviser; and (b) any entity controlling, controlled by, or under common control with the investment adviser if that entity provides ongoing services to the Fund.(4) The Audit Committee may approve audit and non-audit services on a case-by-case basis or adopt pre-approval policies and procedures that are detailed as to a particular service, provided that the Audit Committee is informed promptly of each service, or use a combination of these approaches.

        Delegation. The Audit Committee may delegate pre-approval authority to one or more of the Audit Committee's members. Any member or members to whom such pre-approval authority is delegated must report any pre-approval decisions to the Audit Committee at its next scheduled meeting.

(e) (2) 100% of the services described pursuant to paragraphs (b) through
        (d) of this Item 4 of Form N-CSR were approved by the audit committee, and no such services were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Not Applicable.

(g) The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for fiscal year 2002 equaled $527,000.00, and for fiscal year 2003 equaled $1,035,850.00.

(h) The registrant's audit committee of the board of directors has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph
    (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

--------

(3) For non-audit services provided to the adviser and entities in a control relationship with the adviser, no pre-approval is required if: (a) the aggregate amount of all non-audit services provided constitute not more than 5% of the total amount of revenues paid to the independent auditors during the fiscal year in which the services are provided to the Fund, the Fund's investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser if that entity provides ongoing services to the Fund; (b) these services were not recognized by the Fund at the time of the engagement to be non-audit services; and (c) the services are promptly brought to the attention of the Audit Committee and approved by the Audit Committee prior to the completion of the audit.

(4) No pre-approval is required by the Audit Committee as to non-audit services provided to any Fund sub-adviser that primarily provides portfolio management services and is under the direction of another investment adviser and is not affiliated with the Fund's primary investment adviser.



ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS

Mr. Sanford Zisman, Chairman; Mr. Richard P. Koeppe; and Mr. Rex Jennings comprise the separately designated standing audit committee pursuant to general instructions on Form N-CSR Item 5.

ITEM 6.  [RESERVED]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.

ITEM 8.  [RESERVED]

ITEM 9.  CONTROLS AND PROCEDURES

(a) The registrant's principal executive officer and principal financial officer have concluded, based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the registrant in the report it files or submits on Form N-CSR is recorded, processed, summarized and reported, within the time periods specified in the commission's rules and forms and that such material information is accumulated and Communicated to the registrant's management, including its principal executive officer and principal financial officer, as appropriate, in order to allow timely decisions regarding required disclosure.

(b) The registrant's principal executive officer and principal financial officer are aware of no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 10. EXHIBITS

(a) (1) Code of Ethics required by Item 2 of Form N-CSR is filed herewith.

    (2) A separate certification for each principal executive and principal financial officer as required by Rule 30a-2 under the Investment Company Act of 1940 is attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

MAXIM SERIES FUND, INC.

By:     /s/ W. T. McCallum
        ------------------------
        W. T. McCallum President

Date:   February 25, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:     /s/ W. T. McCallum
        ------------------------
        W. T. McCallum President

Date:   February 25, 2004

By:     /s/ G. R. McDonald
        ------------------------
        G. R. McDonald Treasurer

Date:   February 25, 2004